Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2019
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	September 30 2019	September 30 2018
Assets
Receivables from brokers, dealers, and clearing organizations	$3,212	$1,809
Receivables from clients, net	27,156	29,773

Other assets, net	27,303	17,811
Total assets	$57,671	$49,393
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,357	$3,923
Payable to clients	35,650	30,126

Other liabilities	6,205	4,809

Total liabilities	46,212	38,858

Stockholders' equity[2]	11,459	10,535
Total liabilities and stockholders' equity	$57,671	$49,393
[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the years ended September 30
	2019	2018	2017
Revenues
Net interest revenue	$2,036	$1,635	$903

Fee-based and other revenue	5,947	5,365	3,923

Total revenues	7,983	7,000	4,826
Operating expenses
Employee compensation and benefits	1,756	1,992	1,260

Other	2,245	2,434	1,639

Total operating expenses	4,001	4,426	2,899

Other expense (income)	94	142	95
Pre-tax income	3,888	2,432	1,832

Provision for income taxes	957	535	686
Net income[1,2]	$2,931	$1,897	$1,146
Earnings per share – basic (Canadian dollars)	$5.27	$3.34	$2.17

Earnings per share – diluted (Canadian dollars)	5.26	3.32	2.16
[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank's equity share in TD Ameritrade earnings for the year ended October 31, 2018 includes a net favourable adjustment of $41 million (US$32 million) primarily representing the Bank's share of TD Ameritrade's remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.